Convertible Debentures - Additional Information (Detail) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 31, 2012 CAD	Dec. 31, 2012 USD ($)
Debt Disclosure [Abstract]
Repayment of outstanding debentures	228,456	$ 233,247
Repayment of accrued and unpaid interest	5,445